UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Khronos LLC
Address:       2 Grand Central Tower
               140 East 45th Street
               New York, NY 10017

Form 13F File Number: 028-12093

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Rafael Mayer
Title:         Managing Member of Zen Group, LLC, the
               managing member of Khronos LLC
Phone:         (212) 763-8800

Signature, Place, and Date of Signing:

/s/ Rafael Mayer               New York, NY             08/13/07
----------------               ------------             --------
  [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                             TITLE                VALUE   SHARES     SH/ PUT/  INVSTMT    OTHER             VOTING AUTHORITY
NAME OF ISSUER               OF CLASS   CUSIP     (x1000)  PRN  AMT   PRN CALL  DSCRETN    MANAGERS        SOLE      SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
BURLINGTON NORTHERN SANTA FE COM      12189T104   12,479      146,575  SH       DEFINED        01        146,575
CANADIAN NATURAL RESOURCES   COM      136385101   33,175      500,000  SH       DEFINED        01        500,000
CERIDIAN CORP                COM      156779100   70,000    2,000,000  SH       DEFINED        01      2,000,000
CSX CORP                     COM      126408103   18,846      418,048  SH       DEFINED        01        418,048
GREENLIGHT CAPITAL RE LTD    CL A     G4095J109   45,060    2,000,000  SH       DEFINED        01      2,000,000
NORFOLK SOUTHERN CORP        COM      655844108   12,492      237,617  SH       DEFINED        01        267,617
UNION PACIFIC CORP           COM      907818108   13,278      115,313  SH       DEFINED        01        115,313

7                                                205,330



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         7
Form 13F Information Table Value Total:         $205,330
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       028 -12092                      Zen Group, LLC

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